Retirement Benefit Plans - Summary of Defined Benefit Pension Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Equity securities (as a percent)	36.00%	35.00%
Debt securities (as a percent)	50.00%	51.00%
Real estate and other (as a percent)	14.00%	14.00%
Quoted
Disclosure of fair value of plan assets [line items]
Equity securities	$ 957	$ 850
Debt securities	1,322	1,225
Real estate and other	63	91
Unquoted
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Debt securities	0	0
Real estate and other	$ 317	$ 257